Cover	Sep. 09, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 09, 2021
Entity File Number	001-39199
Entity Registrant Name	TRxADE HEALTH, INC.
Entity Central Index Key	0001382574
Entity Tax Identification Number	46-3673928
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3840 Land O’ Lakes Blvd
Entity Address, City or Town	Land O’ Lakes
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34639
City Area Code	800
Local Phone Number	261-0281
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock,
Trading Symbol	MEDS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false